SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

28.SUBSEQUENT EVENTS

Significant events after balance date

The following significant events have occurred after balance date;

•	The Company appointed Mr. Nick Burrows as Non- Executive Independent Director to the board on September 2, 2019.
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On August 15, 2019, the Company announced a ratio change on the ADR program from 1 ADS representing 150 Ordinary Shares to a new ratio of 1 ADS representing 600 Ordinary Shares. The ratio change will result in a reverse split on Genetic Technologies ADSs on the basis of 1 ADS for 4 old ADS held. The Ordinary Shares of Genetic Technologies Limited will not be affected by this change in the ADS to ordinary shares ratio.

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On July 11, 2019, the Company announced the appointment of a new Company Secretary in form of Mr. Justyn Stedwell and appointed a new Chief Financial Officer of the Company in form of Mr. Phillip Hains. These appointments replace roles performed by Mr. Paul Viney due to his departure which was announced during the same month.

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On September 24, 2019, the Company announced resignation of Dr. Paul Kasian (current Chairman and interim Chief Executive Officer) with immediate effect with Dr. George Muchnicki taking up the role of the interim Chief Executive Officer.

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On September 23, 2019, the Company announced the signing of a three-year collaboration agreement with Translational Genomics Research Institute (TGen) of Phoenix, Arizona USA. The agreement includes cooperation in the design feasibility analysis of clinical research studies to support the clinical application of GTG’s polygenic risk tests and identification of appropriate clinical partners to participate in the studies.